UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number:  028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

    /s/ Alan Rivera             New York, New York           November 14, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:  $617,652
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1.       Name:  MMI Investments, LP           13F File Number:  028-12272

                                                    FORM 13F INFORMATION TABLE

     ITEM 1:              ITEM 2:     ITEM 3:      ITEM 4:         ITEM 5:           ITEM 6:    ITEM 7:           ITEM 8:

                          TITLE                    MARKET
NAME OF ISSUER             OF         CUSIP         VALUE      SHS OR   SH/  PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
                          CLASS       NUMBER       (X1000)     PRN AMT  PRN  CALL   DISCRETION  MANAGERS     SOLE      SHARED  NONE
ACXIOM CORP               COM        005125109     154308     7,797,288  SH            SOLE       (1)      7,797,288
BRINKS CO                 COM        109696104     223967     4,008,000  SH            SOLE       (1)      4,008,000
PROTECTION ONE INC        COM  NEW   743663403      10080        80,470  SH            SOLE       (1)         80,470
UNISYS CORP               COM        909214108     229297    34,637,000  SH            SOLE       (1)     34,637,000





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